Accounting Policies - Estimated Useful lives of Right-of-use Assets (Details)	12 Months Ended
Dec. 31, 2025
Office Furniture, Fittings and Equipment [member]
Leases [Line Items]
Estimated useful life of right-of-use assets	5 years
Motor and transport vehicles [member]
Leases [Line Items]
Estimated useful life of right-of-use assets	12 years
Bottom of range [member] | Leasehold land [member]
Leases [Line Items]
Estimated useful life of right-of-use assets	3 years
Bottom of range [member] | Building and office space [member]
Leases [Line Items]
Estimated useful life of right-of-use assets	1 year
Top of range [member] | Leasehold land [member]
Leases [Line Items]
Estimated useful life of right-of-use assets	50 years
Top of range [member] | Building and office space [member]
Leases [Line Items]
Estimated useful life of right-of-use assets	20 years